Consolidated Balance Sheets (Parenthetical) ¥ in Thousands	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Provision for credit losses, loan recognized | ¥				¥ 7,710	¥ 7,995	¥ 10,337
Provision for credit losses, other receivables | ¥		¥ 14,105		¥ 21,113	¥ 22,739	¥ 26,541
Common stock par value | $ / shares	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized		190,100,000,000		190,100,000,000
Common Class A [Member]
Common stock shares, issued		64,892,337,575		56,354,853,138
Common stock shares, outstanding		64,892,337,575		56,354,853,138
Common Class B [Member]
Common stock shares, issued		40,809,861		40,809,861
Common stock shares, outstanding		40,809,861		40,809,861